Label	Element	Value
Other Real Estate, Roll Forward [Table Text Block]	us-gaap_OtherRealEstateRollForwardTableTextBlock	Transactions in OREO for the years ended December 31, 2021, 2020 and 2019 are summarized below.

	2021	2020	2019
Balance, beginning of year	$498,610	$677,740	$722,442
Additions	—	368,510	832,800
Sales	(348,910)	(532,640)	(855,502)
Write-downs	(20,000)	(15,000)	(22,000)
Balance, end of year	$129,700	$498,610	$677,740